UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21944
                                                    -----------

                      First Trust Exchange-Traded Fund II
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                     Date of fiscal year end: September 30
                                             --------------

                    Date of reporting period: June 30, 2015
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) -- 96.4%
              BELGIUM -- 2.8%
     166,245  Proximus S.A.                       $  5,869,673
                                                  ------------
              FINLAND -- 2.5%
     285,857  Fortum OYJ                             5,079,891
                                                  ------------
              FRANCE -- 9.8%
     267,220  Orange S.A.                            4,114,148
     162,400  SCOR SE                                5,729,390
     125,224  TOTAL S.A.                             6,082,643
      16,698  Unibail-Rodamco SE                     4,220,202
                                                  ------------
                                                    20,146,383
                                                  ------------
              GERMANY -- 4.9%
      35,063  Allianz SE                             5,460,881
      25,497  Muenchener
                Rueckversicherungs-Gesellschaft
                AG in Muenchen                       4,519,636
                                                  ------------
                                                     9,980,517
                                                  ------------
              ITALY -- 3.4%
   1,449,335  Snam S.p.A.                            6,896,209
                                                  ------------
              JERSEY -- 3.7%
     899,639  UBM PLC                                7,555,418
                                                  ------------
              SPAIN -- 3.1%
     916,671  Banco Santander S.A.                   6,401,511
                                                  ------------
              SWEDEN -- 2.7%
     435,499  Skandinaviska Enskilda Banken
                AB, Class A                          5,568,604
                                                  ------------
              SWITZERLAND -- 18.4%
      32,668  Baloise Holding AG                     3,983,263
      61,835  PSP Swiss Property AG                  5,290,978
      87,070  Swiss Prime Site AG                    6,607,430
      91,129  Swiss Re AG                            8,065,592
       8,079  Swisscom AG                            4,527,939
      30,247  Zurich Insurance Group AG              9,207,226
                                                  ------------
                                                    37,682,428
                                                  ------------
              UNITED KINGDOM -- 45.1%
   1,153,309  Amlin PLC                              8,632,965
     103,582  AstraZeneca PLC                        6,541,010
     824,466  BAE Systems PLC                        5,844,998
   1,615,013  Carillion PLC                          8,675,962
     383,589  GlaxoSmithKline PLC                    7,970,845
   2,761,890  J Sainsbury PLC                       11,512,938
     153,485  Provident Financial PLC                7,058,805
     307,468  Royal Dutch Shell PLC, Class B         8,729,726
     425,998  SSE PLC                               10,281,141
     656,517  Standard Chartered PLC                10,511,452


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) (CONTINUED)
              UNITED KINGDOM (CONTINUED)
     490,551  United Utilities Group PLC          $  6,875,298
                                                  ------------
                                                    92,635,140
                                                  ------------
              TOTAL COMMON STOCKS -- 96.4%         197,815,774
              (Cost $202,929,777)                 ------------

              INVESTMENT COMPANIES -- 3.0%
              SWITZERLAND -- 3.0%
      20,556  BB Biotech AG                          6,090,178
              (Cost $6,804,429)                   ------------

              MONEY MARKET FUNDS -- 0.1%
     127,536  Morgan Stanley Institutional
                Liquidity Fund - Treasury
                Portfolio - Institutional
                Class - 0.03% (b)                      127,536
              (Cost $127,536)                     ------------

              TOTAL INVESTMENTS -- 99.5%           204,033,488
              (Cost $209,861,742) (c)
              NET OTHER ASSETS AND
                LIABILITIES -- 0.5%                  1,120,540
                                                  ------------
              NET ASSETS -- 100.0%                $205,154,028
                                                  ============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

(b)   Interest rate shown reflects yield as of June 30, 2015.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,820,605 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $12,648,859.


                     See Notes to Portfolio of Investments

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

JUNE 30, 2015 (UNAUDITED)

---------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                     LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------------
Common Stocks*              $ 197,815,774       $    --         $    --
Investment
  Companies*                    6,090,178            --              --
Money Market Funds                127,536            --              --
                            -------------------------------------------
Total Investments           $ 204,033,488       $    --         $    --
                            ===========================================

* See Portfolio of Investments for country breakout.


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.

                                       % OF TOTAL
SECTOR                            LONG-TERM INVESTMENTS
-------------------------------------------------------
Financials                                47.7%
Utilities                                 14.3
Energy                                     7.3
Industrials                                7.1
Health Care                                7.1
Telecommunication Services                 7.1
Consumer Staples                           5.7
Consumer Discretionary                     3.7
                                         ------
TOTAL                                    100.0%
                                         ======


                                       % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION      INVESTMENTS
-------------------------------------------------------
British Pound Sterling                    49.1%
Euro                                      26.6
Swiss Franc                               21.5
Swedish Krona                              2.7
United States Dollar                       0.1
                                         ------
TOTAL                                    100.0%
                                         ======


                     See Notes to Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) -- 99.5%
              AUSTRALIA -- 6.0%
     196,196  BGP Holdings PLC (b) (c) (d)        $          0
      40,196  BWP Trust                                 94,901
      26,283  Charter Hall Retail REIT                  85,982
     120,181  Cromwell Property Group                   95,044
      79,055  DEXUS Property Group                     445,263
     270,398  Federation Centres                       609,188
     144,334  Goodman Group                            698,234
     145,465  GPT Group (The)                          480,360
      46,512  Investa Office Fund                      136,368
     301,564  Mirvac Group                             430,443
     420,832  Scentre Group                          1,217,601
      56,142  Shopping Centres Australasia
                Property Group                          92,264
     194,448  Stockland                                615,109
     159,119  Westfield Corp.                        1,119,649
                                                  ------------
                                                     6,120,406
                                                  ------------
              AUSTRIA -- 0.2%
       4,183  BUWOG AG                                  81,283
       6,020  CA Immobilien Anlagen AG                 105,034
       5,044  Conwert Immobilien Invest SE (b)          63,937
                                                  ------------
                                                       250,254
                                                  ------------
              BELGIUM -- 0.4%
       1,029  Aedifica S.A.                             57,703
       1,386  Befimmo S.A.                              84,753
       1,661  Cofinimmo S.A.                           171,678
         611  Intervest Offices & Warehouses N.V.       14,567
         163  Leasinvest Real Estate S.C.A.             14,516
       1,148  Warehouses De Pauw C.V.A.                 88,681
         177  Wereldhave Belgium N.V.                   18,237
                                                  ------------
                                                       450,135
                                                  ------------
              BERMUDA -- 1.0%
      96,622  Hongkong Land Holdings Ltd.              792,300
      53,718  Kerry Properties Ltd.                    210,671
                                                  ------------
                                                     1,002,971
                                                  ------------
              CANADA -- 3.1%
       6,363  Allied Properties Real Estate
                Investment Trust                       180,548
      11,118  Artis Real Estate Investment Trust       122,040
       3,270  Boardwalk Real Estate Investment
                Trust                                  148,263
       9,716  Canadian Apartment Properties REIT       214,701
       5,935  Canadian Real Estate Investment
                Trust                                  201,714
      14,202  Chartwell Retirement Residences          130,536
      13,631  Cominar Real Estate Investment
                Trust                                  193,497
       6,361  Crombie Real Estate Investment
                Trust                                   63,508
       7,794  Dream Global Real Estate
                Investment Trust                        61,965
       8,897  Dream Office Real Estate
                Investment Trust                       174,806


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) (CONTINUED)
              CANADA (CONTINUED)
       7,205  Extendicare, Inc.                   $     43,668
       7,257  First Capital Realty, Inc.               103,887
       3,862  Granite Real Estate Investment
                Trust                                  132,836
      22,542  H&R Real Estate Investment Trust         404,998
       7,650  InnVest Real Estate Investment
                Trust                                   31,543
       4,384  Killam Properties, Inc.                   35,767
       2,837  Morguard Real Estate Investment
                Trust                                   37,433
       2,630  Northern Property Real Estate
                Investment Trust                        47,125
      15,595  Pure Industrial Real Estate Trust         58,809
      26,110  RioCan Real Estate Investment
                Trust                                  559,619
       9,123  Smart Real Estate Investment
                Trust (b)                              211,239
                                                  ------------
                                                     3,158,502
                                                  ------------
              FINLAND -- 0.2%
      32,241  Citycon OYJ                               80,586
      19,811  Sponda OYJ                                73,106
       7,828  Technopolis OYJ                           31,592
                                                  ------------
                                                       185,284
                                                  ------------
              FRANCE -- 3.5%
         474  Affine S.A.                                8,862
         583  ANF Immobilier                            14,215
       2,947  Fonciere des Regions                     250,418
       2,819  Gecina S.A.                              347,433
       2,907  ICADE                                    207,610
      14,595  Klepierre                                641,983
       3,407  Mercialys S.A.                            76,023
       8,108  Unibail-Rodamco SE                     2,049,191
                                                  ------------
                                                     3,595,735
                                                  ------------
              GERMANY -- 2.5%
       1,392  ADLER Real Estate AG (b)                  19,957
       6,800  alstria office REIT-AG                    87,598
      37,328  Deutsche Annington Immobilien SE       1,052,865
       3,776  Deutsche Euroshop AG                     165,819
      27,731  Deutsche Wohnen AG                       635,478
       2,823  DIC Asset AG                              25,178
       5,351  DO Deutsche Office AG                     25,413
       5,301  Hamborner REIT AG                         51,504
       4,699  LEG Immobilien AG                        326,475
       9,554  TAG Immobilien AG                        111,839
       4,139  TLG Immobilien AG                         66,932
                                                  ------------
                                                     2,569,058
                                                  ------------
              GREECE -- 0.0%
       3,192  Grivalia Properties REIC AE               26,191
                                                  ------------
              GUERNSEY -- 0.1%
      19,254  F&C UK Real Estate Investment Ltd.        30,101
      42,691  Schroder Real Estate Investment
                Trust Ltd.                              39,576


                     See Notes to Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) (CONTINUED)
              GUERNSEY (CONTINUED)
      22,788  Standard Life Investment Property
                Income Trust PLC                  $     29,987
                                                  ------------
                                                        99,664
                                                  ------------
              HONG KONG -- 6.7%
     194,303  Champion REIT                            106,783
     183,881  Hang Lung Properties Ltd.                546,788
      84,580  Henderson Land Development Co.,
                Ltd.                                   578,848
      51,720  Hysan Development Co., Ltd.              224,186
     188,321  Link (The) REIT                        1,102,976
     439,733  New World Development Co., Ltd.          575,226
     250,678  Sino Land Co., Ltd.                      419,114
     137,299  Sun Hung Kai Properties Ltd.           2,224,685
      96,306  Swire Properties Ltd.                    307,496
     111,911  Wharf Holdings (The) Ltd.                744,962
                                                  ------------
                                                     6,831,064
                                                  ------------
              IRELAND -- 0.1%
      54,365  Green REIT PLC                            88,853
                                                  ------------
              ISLE OF MAN -- 0.1%
      80,060  Redefine International PLC                65,790
                                                  ------------
              ISRAEL -- 0.1%
       2,996  Azrieli Group                            119,635
                                                  ------------
              ITALY -- 0.1%
      87,775  Beni Stabili S.p.A. SIIQ                  65,172
      24,909  Immobiliare Grande Distribuzione
                SIIQ S.p.A.                             21,661
                                                  ------------
                                                        86,833
                                                  ------------
              JAPAN -- 11.6%
          21  Activia Properties, Inc.                 177,939
         105  Advance Residence Investment Corp.       257,299
       9,627  AEON Mall Co., Ltd.                      180,450
          71  AEON REIT Investment Corp.                94,852
          25  Daiwa House REIT Investment Corp.        105,405
          54  Daiwa House Residential Investment
                Corp.                                  122,530
          23  Daiwa Office Investment Corp.            110,128
          39  Frontier Real Estate Investment
                Corp.                                  174,629
          51  Fukuoka REIT Corp.                        88,969
         167  GLP J-REIT                               159,516
      29,000  Hulic Co. Ltd.                           257,336
          26  Industrial & Infrastructure Fund
                Investment Corp.                       117,482
          90  Japan Excellent, Inc.                    103,983
         247  Japan Hotel REIT Investment Corp.        164,485
          69  Japan Logistics Fund, Inc.               138,806
          66  Japan Prime Realty Investment Corp.      205,197
         103  Japan Real Estate Investment Corp.       467,933
         200  Japan Retail Fund Investment Corp.       400,212
          29  Kenedix Office Investment Corp.          145,492
     103,930  Mitsubishi Estate Co., Ltd.            2,238,930


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) (CONTINUED)
              JAPAN (CONTINUED)
      78,081  Mitsui Fudosan Co., Ltd.            $  2,186,408
         107  Mori Hills REIT Investment Corp.         138,488
          81  MORI TRUST Sogo Reit, Inc.               157,321
          38  Nippon Accommodations Fund, Inc.         146,864
         112  Nippon Building Fund, Inc.               490,518
         120  Nippon Prologis REIT, Inc.               221,008
       9,900  Nomura Real Estate Holdings, Inc.        207,893
         137  Nomura Real Estate Master Fund,
                Inc.                                   174,182
          29  Nomura Real Estate Office Fund,
                Inc.                                   131,511
       8,926  NTT Urban Development Corp.               88,833
         174  ORIX JREIT, Inc.                         250,795
          21  Premier Investment Corp.                 115,651
      35,744  Sumitomo Realty & Development Co.,
                Ltd.                                 1,253,968
      16,887  Tokyo Tatemono Co., Ltd.                 234,570
          75  TOKYU REIT, Inc.                          92,597
          14  Top REIT, Inc.                            59,141
         206  United Urban Investment Corp.            291,364
                                                  ------------
                                                    11,952,685
                                                  ------------
              JERSEY -- 0.0%
      11,716  Target Healthcare REIT Ltd.               19,674
                                                  ------------
              LUXEMBOURG -- 0.1%
       6,611  Grand City Properties S.A.               114,792
                                                  ------------
              NETHERLANDS -- 0.4%
       3,770  Eurocommercial Properties N.V.           157,213
      10,717  NSI N.V.                                  42,176
       1,568  Vastned Retail N.V.                       69,075
       2,884  Wereldhave N.V.                          163,752
                                                  ------------
                                                       432,216
                                                  ------------
              NEW ZEALAND -- 0.1%
     104,188  Kiwi Property Group Ltd.                  90,725
                                                  ------------
              NORWAY -- 0.1%
       5,143  Entra ASA                                 47,885
      20,320  Norwegian Property ASA (b)                25,139
                                                  ------------
                                                        73,024
                                                  ------------
              SINGAPORE -- 2.8%
     162,000  Ascendas Real Estate Investment
                Trust                                  295,890
     164,990  CapitaLand Commercial Trust              191,101
     208,830  CapitaLand Ltd.                          542,677
     213,383  CapitaLand Mall Trust                    340,627
      52,500  CDL Hospitality Trusts                    63,537
     108,678  Fortune Real Estate Investment
                Trust                                  109,498
     251,000  Global Logistic Properties Ltd.          471,493
     151,700  Keppel REIT                              128,965
     107,843  Mapletree Commercial Trust               117,303
     100,700  Mapletree Industrial Trust               116,637
     120,153  Mapletree Logistics Trust                100,808
     196,697  Suntec Real Estate Investment
                Trust                                  251,923


                     See Notes to Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) (CONTINUED)
              SINGAPORE (CONTINUED)
      38,300  UOL Group Ltd.                      $    196,782
                                                  ------------
                                                     2,927,241
                                                  ------------
              SPAIN -- 0.4%
       5,576  Hispania Activos Inmobiliarios
                S.A. (b)                                81,808
     138,017  Inmobiliaria Colonial S.A. (b)            97,091
       2,800  Lar Espana Real Estate Socimi S.A.        30,916
      15,958  Merlin Properties Socimi S.A. (b)        194,988
                                                  ------------
                                                       404,803
                                                  ------------
              SWEDEN -- 1.0%
      13,503  Castellum AB                             189,762
       3,876  Dios Fastigheter AB                       24,898
      10,893  Fabege AB                                148,615
       7,592  Fastighets AB Balder, Class B (b)        117,133
       6,493  Hemfosa Fastigheter AB                    66,184
       9,129  Hufvudstaden AB, Class A                 111,114
      30,852  Klovern AB, Class B                       28,471
      14,986  Kungsleden AB                            101,686
      16,275  Wallenstam AB, Class B                   115,635
       5,442  Wihlborgs Fastigheter AB                  88,623
                                                  ------------
                                                       992,121
                                                  ------------
              SWITZERLAND -- 0.9%
         787  Allreal Holding AG                       108,587
         507  Mobimo Holding AG                        103,303
       3,277  PSP Swiss Property AG                    280,400
       5,219  Swiss Prime Site AG                      396,051
                                                  ------------
                                                       888,341
                                                  ------------
              UNITED KINGDOM -- 6.3%
      82,902  Assura PLC                                71,317
      11,722  Big Yellow Group PLC                     117,415
      83,288  British Land (The) Co. PLC             1,038,417
      59,823  Capital & Counties Properties PLC        409,072
         403  Daejan Holdings PLC                       37,359
       8,200  Derwent London PLC                       438,319
      10,276  Development Securities PLC                44,805
      33,823  Grainger PLC                             121,541
      28,317  Great Portland Estates PLC               345,264
      64,572  Hammerson PLC                            624,475
      56,451  Hansteen Holdings PLC                    102,446
       8,170  Helical Bar PLC                           51,798
      75,577  Intu Properties PLC                      365,274
      64,771  Land Securities Group PLC              1,225,320
      48,089  LondonMetric Property PLC                121,877
       8,732  Primary Health Properties PLC             53,714
      40,284  Quintain Estates & Development
                PLC (b)                                 67,094
      17,038  Safestore Holdings PLC                    75,694
      61,064  SEGRO PLC                                389,350
      22,876  Shaftesbury PLC                          311,991
      14,515  St. Modwen Properties PLC                103,291
      51,850  Tritax Big Box REIT PLC                   92,223


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) (CONTINUED)
              UNITED KINGDOM (CONTINUED)
      18,266  UNITE Group (The) PLC               $    164,022
       9,547  Workspace Group PLC                      134,931
                                                  ------------
                                                     6,507,009
                                                  ------------
              UNITED STATES -- 51.7%
       5,608  Acadia Realty Trust                      163,249
       1,387  Agree Realty Corp.                        40,459
         168  Alexander's, Inc.                         68,880
       5,881  Alexandria Real Estate Equities,
                Inc.                                   514,352
       3,089  American Assets Trust, Inc.              121,120
       9,246  American Campus Communities, Inc.        348,482
      12,383  American Homes 4 Rent, Class A           198,623
      12,867  Apartment Investment & Management
                Co., Class A                           475,178
       7,831  Ashford Hospitality Trust Inc.            66,250
       4,734  Associated Estates Realty Corp.          135,534
      10,801  AvalonBay Communities, Inc.            1,726,756
      16,772  BioMed Realty Trust, Inc.                324,370
      12,631  Boston Properties, Inc.                1,528,856
      14,733  Brandywine Realty Trust                  195,654
      14,404  Brixmor Property Group, Inc.             333,165
       7,113  Camden Property Trust                    528,354
       5,315  Campus Crest Communities, Inc.            29,445
      13,989  CBL & Associates Properties, Inc.        226,622
       6,935  Cedar Realty Trust, Inc.                  44,384
      19,478  Chambers Street Properties               154,850
       3,024  Chatham Lodging Trust                     80,045
       4,911  Chesapeake Lodging Trust                 149,687
      10,278  Columbia Property Trust, Inc.            252,325
       7,783  Corporate Office Properties Trust        183,212
      17,470  Cousins Properties, Inc.                 181,339
      13,696  CubeSmart                                317,199
       7,251  DCT Industrial Trust, Inc.               227,971
      25,139  DDR Corp.                                388,649
      16,525  DiamondRock Hospitality Co.              211,685
      11,143  Digital Realty Trust, Inc.               743,015
      11,169  Douglas Emmett, Inc.                     300,893
      28,409  Duke Realty Corp.                        527,555
       5,406  DuPont Fabros Technology, Inc.           159,207
       2,659  EastGroup Properties, Inc.               149,516
       3,956  Education Realty Trust, Inc.             124,060
       7,342  Empire State Realty Trust, Inc.,
                Class A                                125,255
       4,705  EPR Properties                           257,740
      10,610  Equity Commonwealth (b)                  272,359
       6,286  Equity LifeStyle Properties, Inc.        330,518
       5,330  Equity One, Inc.                         124,402
      29,668  Equity Residential                     2,081,804
       5,401  Essex Property Trust, Inc.             1,147,712
       4,959  Excel Trust, Inc.                         78,203
       8,962  Extra Space Storage, Inc.                584,502
       5,653  Federal Realty Investment Trust          724,093


                     See Notes to Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) (CONTINUED)
              UNITED STATES (CONTINUED)
      11,796  FelCor Lodging Trust, Inc.          $    116,544
       9,053  First Industrial Realty Trust, Inc.      169,563
       4,837  First Potomac Realty Trust                49,821
      18,835  Forest City Enterprises, Inc.,
                Class A (b)                            416,253
       7,259  Franklin Street Properties Corp.          82,099
       7,249  Gaming and Leisure Properties, Inc.      265,748
      41,471  General Growth Properties, Inc.        1,064,146
       2,062  Getty Realty Corp.                        33,734
       5,786  Government Properties Income Trust       107,330
       4,574  Gramercy Property Trust, Inc.            106,894
      37,712  HCP, Inc.                              1,375,357
      28,869  Health Care REIT, Inc.                 1,894,672
       8,265  Healthcare Realty Trust, Inc.            192,244
      10,309  Healthcare Trust of America, Inc.,
                Class A                                246,901
       3,435  Hersha Hospitality Trust                  88,073
       7,744  Highwoods Properties, Inc.               309,373
       4,768  Home Properties, Inc.                    348,302
      12,317  Hospitality Properties Trust             354,976
      62,253  Host Hotels & Resorts, Inc.            1,234,477
       5,977  Hudson Pacific Properties, Inc.          169,567
       7,042  Inland Real Estate Corp.                  66,336
      10,094  Investors Real Estate Trust               72,071
       7,249  Kilroy Realty Corp.                      486,770
      33,844  Kimco Realty Corp.                       762,844
       6,760  Kite Realty Group Trust                  165,417
       9,287  LaSalle Hotel Properties                 329,317
      19,425  Lexington Realty Trust                   164,724
      12,307  Liberty Property Trust                   396,532
       2,926  LTC Properties, Inc.                     121,722
      13,004  Macerich (The) Co.                       970,098
       7,327  Mack-Cali Realty Corp.                   135,037
      17,107  Medical Properties Trust, Inc.           224,273
       6,196  Mid-America Apartment Communities,
                Inc.                                   451,131
       2,846  National Health Investors, Inc.          177,306
      11,034  National Retail Properties, Inc.         386,300
       5,248  New Senior Investment Group, Inc.         70,166
      13,456  New York REIT, Inc.                      133,887
      13,268  Omega Healthcare Investors Inc.          455,490
      11,864  Paramount Group, Inc.                    203,586
       6,587  Parkway Properties, Inc.                 114,877
       5,916  Pebblebrook Hotel Trust                  253,678
       5,463  Pennsylvania Real Estate
                Investment Trust                       116,580
       5,789  Physicians Realty Trust                   88,919
      12,703  Piedmont Office Realty Trust,
                Inc., Class A                          223,446
       4,462  Post Properties, Inc.                    242,599
      43,147  Prologis, Inc.                         1,600,754
       1,662  PS Business Parks, Inc.                  119,913
      11,940  Public Storage                         2,201,378
       2,449  QTS Realty Trust, Inc., Class A           89,266


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) (CONTINUED)
              UNITED STATES (CONTINUED)
       6,452  Ramco-Gershenson Properties Trust   $    105,297
      19,145  Realty Income Corp.                      849,847
       7,677  Regency Centers Corp.                    452,789
       7,736  Retail Opportunity Investments
                Corp.                                  120,836
      19,477  Retail Properties of America, Inc.,
                Class A                                271,315
       4,455  Rexford Industrial Realty, Inc.           64,954
      10,877  RLJ Lodging Trust                        323,917
       2,993  Rouse Properties, Inc.                    48,936
       4,009  Ryman Hospitality Properties, Inc.       212,918
       4,877  Sabra Health Care REIT, Inc.             125,534
       1,112  Saul Centers, Inc.                        54,699
       5,529  Select Income REIT                       114,119
      19,346  Senior Housing Properties Trust          339,522
       2,923  Silver Bay Realty Trust Corp.             47,616
      25,588  Simon Property Group, Inc.             4,427,236
       8,199  SL Green Realty Corp.                    900,988
       2,912  Sovran Self Storage, Inc.                253,082
      34,651  Spirit Realty Capital, Inc.              335,075
       5,365  STAG Industrial, Inc.                    107,300
       3,143  Starwood Waypoint Residential
                Trust                                   74,678
      22,624  Strategic Hotels & Resorts,
                Inc. (b)                               274,203
       6,736  Summit Hotel Properties, Inc.             87,635
       4,226  Sun Communities, Inc.                    261,294
      17,181  Sunstone Hotel Investors, Inc.           257,887
       7,891  Tanger Factory Outlet Centers, Inc.      250,145
       5,089  Taubman Centers, Inc.                    353,686
       3,506  Terreno Realty Corp.                      69,068
      21,324  UDR, Inc.                                683,008
       1,096  Universal Health Realty Income
                Trust                                   50,920
       7,354  Urban Edge Properties                    152,890
       2,188  Urstadt Biddle Properties, Inc.,
                Class A                                 40,872
      27,237  Ventas, Inc.                           1,691,145
      74,523  VEREIT, Inc.                             605,872
      13,951  Vornado Realty Trust                   1,324,368
       5,611  Washington Real Estate Investment
                Trust                                  145,605
       9,182  Weingarten Realty Investors              300,160
       2,667  Winthrop Realty Trust (b)                 40,405
       7,238  WP Carey, Inc.                           426,608
      15,150  WP GLIMCHER, Inc.                        204,980
       9,336  Xenia Hotels & Resorts, Inc.             202,965
                                                  ------------
                                                    53,052,394
                                                  ------------
              TOTAL COMMON STOCKS -- 99.5%         102,105,400
              (Cost $88,770,509)                  ------------

              INVESTMENT COMPANIES -- 0.2%
              GUERNSEY -- 0.2%
      43,438  F&C Commercial Property Trust Ltd.        96,371
      29,759  MedicX Fund Ltd.                          37,875
      44,465  Picton Property Income Ltd.               49,080


                     See Notes to Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
              INVESTMENT COMPANIES (CONTINUED)
              GUERNSEY (CONTINUED)
      50,283  UK Commercial Property Trust Ltd.   $     71,975
                                                  ------------
              TOTAL INVESTMENT COMPANIES -- 0.2%       255,301
              (Cost $218,140)                     ------------

              TOTAL INVESTMENTS -- 99.7%           102,360,701
              (Cost $88,988,649) (e)
              NET OTHER ASSETS AND
                LIABILITIES -- 0.3%                    304,386
                                                  ------------
              NET ASSETS -- 100.0%                $102,665,087
                                                  ============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

(b)   Non-income producing security.

(c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2015, securities noted as such are valued at $0 or 0.0% of net assets.

(d) This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $16,501,992 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,129,940



---------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                     LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------------
Common Stocks:
   Australia                 $  6,120,406       $    --**       $    --
   Other Country
    Categories*                95,984,994            --              --
                            -------------------------------------------
Total Common Stocks           102,105,400            --**            --
Investment
   Companies*                     255,301            --              --
                            -------------------------------------------
Total Investments           $ 102,360,701       $    --**       $    --
                            ===========================================

*  See Portfolio of Investments for country breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.

                                       % OF TOTAL
SECTOR                            LONG-TERM INVESTMENTS
-------------------------------------------------------
Financials                                99.8%
Health Care                                0.2
                                         ------
TOTAL                                    100.0%
                                         ======


                     See Notes to Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) -- 99.5%
              AUSTRALIA -- 19.7%
   1,542,105  Adelaide Brighton Ltd.              $  5,128,095
   1,700,431  ALS Ltd.                               7,675,024
     263,652  Australia and New Zealand Banking
                Group Ltd.                           6,550,158
     765,749  Bendigo and Adelaide Bank Ltd.         7,243,388
      92,442  Commonwealth Bank of Australia         6,071,791
     531,547  JB Hi-Fi Ltd.                          7,989,056
   1,525,144  Mineral Resources Ltd.                 7,766,398
     258,232  National Australia Bank Ltd.           6,636,659
     367,368  Orica Ltd.                             6,031,673
     673,753  Suncorp Group Ltd.                     6,981,385
   1,151,326  Sydney Airport                         4,423,769
   1,374,953  Telstra Corp. Ltd.                     6,513,600
     188,144  Wesfarmers Ltd.                        5,665,702
     235,751  Westpac Banking Corp.                  5,847,892
     375,021  Woodside Petroleum Ltd.                9,904,381
                                                  ------------
                                                   100,428,971
                                                  ------------
              AUSTRIA -- 1.0%
     182,972  OMV AG                                 5,034,392
                                                  ------------
              BELGIUM -- 0.9%
     126,313  Proximus S.A.                          4,459,779
                                                  ------------
              BERMUDA -- 3.2%
   1,158,282  Lancashire Holdings Ltd.              11,219,924
     393,374  VTech Holdings Ltd.                    5,221,947
                                                  ------------
                                                    16,441,871
                                                  ------------
              CANADA -- 10.1%
     106,147  BCE, Inc.                              4,509,335
     282,126  Cenovus Energy, Inc.                   4,510,854
     398,025  Crescent Point Energy Corp.            8,167,639
     115,695  Emera, Inc.                            3,644,068
     204,665  Genworth MI Canada, Inc.               5,374,709
     147,828  IGM Financial, Inc.                    4,708,245
     352,628  Manitoba Telecom Services, Inc.        7,879,782
     310,853  Russel Metals, Inc.                    5,657,077
     107,178  TELUS Corp.                            3,692,449
      82,160  TransCanada Corp.                      3,339,025
                                                  ------------
                                                    51,483,183
                                                  ------------
              CAYMAN ISLANDS -- 1.2%
     487,208  Phoenix Group Holdings                 6,277,270
                                                  ------------
              DENMARK -- 0.6%
     145,172  Tryg A/S                               3,026,270
                                                  ------------
              FINLAND -- 4.1%
     238,664  Fortum OYJ                             4,241,236
     387,453  Kemira OYJ                             4,401,599
     102,126  Konecranes OYJ                         2,975,041
     122,602  Metso OYJ                              3,367,871
     195,012  Nokian Renkaat OYJ                     6,111,382
                                                  ------------
                                                    21,097,129
                                                  ------------


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) (CONTINUED)
              FRANCE -- 7.7%
     112,339  Bouygues S.A.                       $  4,199,969
     318,376  CNP Assurances                         5,317,033
     252,351  Engie                                  4,681,398
     180,045  Lagardere S.C.A.                       5,250,928
     148,839  Neopost S.A.                           6,404,202
     218,014  Orange S.A.                            3,356,567
     103,460  TOTAL S.A.                             5,025,477
     193,752  Vivendi S.A.                           4,887,109
                                                  ------------
                                                    39,122,683
                                                  ------------
              GERMANY -- 1.3%
      67,654  ProSiebenSat.1 Media AG                3,341,292
     155,200  RWE AG                                 3,336,788
                                                  ------------
                                                     6,678,080
                                                  ------------
              HONG KONG -- 2.9%
   6,451,455  PCCW Ltd.                              3,853,454
   5,857,232  SJM Holdings Ltd.                      6,347,214
     810,373  Television Broadcasts Ltd.             4,808,994
                                                  ------------
                                                    15,009,662
                                                  ------------
              ITALY -- 2.0%
     132,779  Atlantia S.p.A.                        3,280,321
     380,020  Eni S.p.A.                             6,744,764
                                                  ------------
                                                    10,025,085
                                                  ------------
              NEW ZEALAND -- 2.6%
     646,728  Fletcher Building Ltd.                 3,558,628
   1,294,438  SKY Network Television Ltd.            5,271,820
   2,358,982  Spark New Zealand Ltd.                 4,467,981
                                                  ------------
                                                    13,298,429
                                                  ------------
              NORWAY -- 1.0%
     293,188  Statoil ASA                            5,238,939
                                                  ------------
              PORTUGAL -- 1.1%
   1,443,430  EDP-Energias de Portugal S.A.          5,479,363
                                                  ------------
              SINGAPORE -- 1.7%
     714,000  Keppel Corp. Ltd.                      4,357,635
   1,478,200  StarHub Ltd.                           4,335,219
                                                  ------------
                                                     8,692,854
                                                  ------------
              SPAIN -- 3.4%
      99,091  ACS Actividades de Construccion        3,187,664
              y Servicios S.A.
     183,912  Gas Natural SDG S.A.                   4,170,405
   1,327,967  Mapfre S.A.                            4,570,263
     381,986  Telefonica S.A.                        5,429,688
                                                  ------------
                                                    17,358,020
                                                  ------------
              SWEDEN -- 1.8%
     124,648  NCC AB, Class B                        3,805,667


                     See Notes to Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) (CONTINUED)
              SWEDEN (CONTINUED)
     907,706  TeliaSonera AB                      $  5,344,503
                                                  ------------
                                                     9,150,170
                                                  ------------
              SWITZERLAND -- 3.4%
      90,436  Swiss Re AG                            8,004,256
       7,178  Swisscom AG                            4,022,966
      17,656  Zurich Insurance Group AG              5,374,509
                                                  ------------
                                                    17,401,731
                                                  ------------
              UNITED KINGDOM -- 15.6%
     408,058  Amec Foster Wheeler PLC                5,241,459
     743,331  Amlin PLC                              5,564,121
      60,908  AstraZeneca PLC                        3,846,227
     468,401  BAE Systems PLC                        3,320,698
   1,588,258  Balfour Beatty PLC                     6,036,698
   4,983,877  Cable & Wireless Communications
                PLC                                  5,215,357
     913,897  Carillion PLC                          4,909,518
     530,410  Halfords Group PLC                     4,400,359
   4,424,488  Ladbrokes PLC                          9,023,609
     629,145  Noble Corp. PLC                        9,682,542
      88,742  Provident Financial PLC                4,081,262
     217,494  Royal Dutch Shell PLC, Class A         6,151,556
     140,256  Severn Trent PLC                       4,586,021
     479,363  Tate & Lyle PLC                        3,912,845
     284,186  United Utilities Group PLC             3,982,998
                                                  ------------
                                                    79,955,270
                                                  ------------
              UNITED STATES -- 14.2%
      69,585  Altria Group, Inc.                     3,403,402
      66,107  American Electric Power Co., Inc.      3,501,688
     163,991  AT&T, Inc.                             5,824,960
     228,874  CenterPoint Energy, Inc.               4,355,472
     158,982  CenturyLink, Inc.                      4,670,891
      67,807  Consolidated Edison, Inc.              3,924,669
      42,338  DTE Energy Co.                         3,160,108
     118,474  FirstEnergy Corp.                      3,856,329
     283,967  Guess?, Inc.                           5,443,647
     230,672  Mattel, Inc.                           5,925,964
   1,188,912  PDL BioPharma, Inc.                    7,644,704
     145,745  Pepco Holdings, Inc.                   3,926,370
     276,728  R.R. Donnelley & Sons Co.              4,823,369
      72,072  SCANA Corp.                            3,650,447
     103,155  Southern (The) Co.                     4,322,195
     242,010  TECO Energy, Inc.                      4,273,897
                                                  ------------
                                                    72,708,112
                                                  ------------

              TOTAL INVESTMENTS -- 99.5%           508,367,263
              (Cost $523,563,339) (b)
              NET OTHER ASSETS AND
                LIABILITIES -- 0.5%                  2,755,575
                                                  ------------
              NET ASSETS -- 100.0%                $511,122,838
                                                  ============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $28,648,464 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $43,844,540.

---------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                     LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------------
Common Stocks*               $ 508,367,263      $    --         $    --
                             ==========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.


                     See Notes to Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

JUNE 30, 2015 (UNAUDITED)

                                       % OF TOTAL
SECTOR                            LONG-TERM INVESTMENTS
-------------------------------------------------------
Financials                                20.2%
Telecommunication Services                14.5
Industrials                               13.7
Utilities                                 13.6
Energy                                    13.6
Consumer Discretionary                    13.5
Materials                                  3.8
Consumer Staples                           2.5
Information Technology                     2.3
Health Care                                2.3
                                         ------
TOTAL                                    100.0%
                                         ======


                                      % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION     INVESTMENTS
-------------------------------------------------------
Euro                                      22.7%
Australian Dollar                         19.8
United States Dollar                      16.2
British Pound Sterling                    16.1
Canadian Dollar                           10.1
Hong Kong Dollar                           4.0
Swiss France                               3.4
New Zealand Dollar                         2.6
Swedish Krona                              1.8
Singapore Dollar                           1.7
Norwegian Krone                            1.0
Danish Krone                               0.6
                                         ------
TOTAL                                    100.0%
                                         ======


                     See Notes to Portfolio of Investments

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (FAN)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) -- 100.0%
              AUSTRALIA -- 5.1%
   9,772,092  Infigen Energy (b)                  $  2,412,695
                                                  ------------
              BERMUDA -- 4.4%
  27,875,818  Concord New Energy Group Ltd. (b)      2,121,735
                                                  ------------
              BRAZIL -- 0.7%
     176,344  Centrais Eletricas Brasileiras
                S.A., ADR (b)                          331,527
                                                  ------------
              CAYMAN ISLANDS -- 0.3%
     168,981  China High Speed Transmission
                Equipment Group Co., Ltd. (b)          146,712
                                                  ------------
              CHINA -- 8.0%
   3,184,475  China Longyuan Power Group Corp.,
                Ltd., Class H                        3,541,250
     671,147  China Suntien Green Energy Corp.,
                Ltd., Class H                          143,726
     189,516  Harbin Electric Co., Ltd., Class H       148,649
                                                  ------------
                                                     3,833,625
                                                  ------------
              DENMARK -- 12.6%
   1,803,902  Greentech Energy Systems A/S (b)       2,318,259
      74,423  Vestas Wind Systems A/S                3,714,533
                                                  ------------
                                                     6,032,792
                                                  ------------
              FRANCE -- 3.2%
      18,432  Alstom S.A. (b)                          522,971
   1,474,546  Theolia S.A. (b)                       1,002,779
                                                  ------------
                                                     1,525,750
                                                  ------------
              GERMANY -- 15.1%
      51,127  E. ON SE                                 681,139
     123,170  Nordex SE (b)                          2,951,614
     882,321  PNE Wind AG (b)                        2,018,465
      32,481  RWE AG                                   698,339
       8,617  Siemens AG, ADR                          874,884
                                                  ------------
                                                     7,224,441
                                                  ------------
              GREECE -- 0.3%
      44,277  Terna Energy S.A.                        151,542
                                                  ------------
              ITALY -- 1.1%
     278,216  Enel Green Power S.p.A.                  543,727
                                                  ------------
              JAPAN -- 1.5%
      53,400  Mitsui & Co., Ltd.                       725,395
                                                  ------------
              PORTUGAL -- 1.5%
     190,824  EDP-Energias de Portugal S.A.            724,382
                                                  ------------
              SOUTH KOREA -- 0.3%
      48,772  Dongkuk Structure & Construction
                Co., Ltd.                              145,164
                                                  ------------
              SPAIN -- 22.0%
       4,850  Acciona S.A. (b)                         366,218
     397,976  EDP Renovaveis S.A.                    2,817,396


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) (CONTINUED)
              SPAIN (CONTINUED)
      38,493  Endesa S.A.                         $    736,619
     192,880  Gamesa Corp. Tecnologica S.A. (b)      3,038,411
     528,770  Iberdrola S.A.                         3,561,761
                                                  ------------
                                                    10,520,405
                                                  ------------
              SWEDEN -- 6.6%
     446,608  Arise AB (b)                             969,733
     446,724  Eolus Vind AB, Class B                 1,514,255
      30,432  SKF AB, Class B                          694,185
                                                  ------------
                                                     3,178,173
                                                  ------------
              SWITZERLAND -- 0.8%
       9,732  BKW AG                                   363,278
                                                  ------------
              UNITED KINGDOM -- 3.8%
      22,399  BP PLC, ADR                              895,064
      15,751  Royal Dutch Shell PLC, Class A,
                ADR                                    897,965
                                                  ------------
                                                     1,793,029
                                                  ------------
              UNITED STATES -- 12.7%
      41,073  AES (The) Corp.                          544,628
      11,034  Allegheny Technologies, Inc.             333,227
       9,434  Alliant Energy Corp.                     544,530
     274,850  Capstone Turbine Corp. (b)               112,881
      12,600  Duke Energy Corp.                        889,812
      29,551  Federal-Mogul Holdings Corp. (b)         335,404
      33,365  General Electric Co.                     886,508
       9,209  NextEra Energy, Inc.                     902,758
      22,677  NRG Energy, Inc.                         518,850
       5,820  Otter Tail Corp.                         154,812
      18,156  Trinity Industries, Inc.                 479,863
       6,779  Woodward, Inc.                           372,777
                                                  ------------
                                                     6,076,050
                                                  ------------

              TOTAL INVESTMENTS -- 100.0%           47,850,422
              (Cost $49,708,398) (c)
              NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                     15,991
                                                  ------------
              NET ASSETS -- 100.0%                $ 47,866,413
                                                  ============


(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,579,046 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,437,022.


                     See Notes to Portfolio of Investments

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (FAN)

JUNE 30, 2015 (UNAUDITED)


ADR   - American Depositary Receipt

---------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                     LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------------
Common Stocks*               $ 47,850,422       $    --         $    --
                             ==========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.


                                        % OF TOTAL
SECTOR                            LONG-TERM INVESTMENTS
-------------------------------------------------------
Utilities                                 51.8%
Industrials                               42.8
Energy                                     4.0
Consumer Discretionary                     0.7
Materials                                  0.7
                                         ------
TOTAL                                    100.0%
                                         ======


                                      % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION     INVESTMENTS
-------------------------------------------------------
Euro                                      41.4%
United States Dollar                      19.0
Hong Kong Dollar                          12.8
Danish Krone                              12.6
Swedish Krona                              6.6
Australian Dollar                          5.0
Japanese Yen                               1.5
Swiss Franc                                0.8
South Korean Won                           0.3
                                         ------
TOTAL                                    100.0%
                                         ======


                     See Notes to Portfolio of Investments

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (FLM)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) -- 97.0%
              AUSTRALIA -- 2.6%
       8,255  CIMIC Group Ltd.                    $    138,529
      35,291  Downer EDI Ltd.                          130,154
       7,034  Monadelphous Group Ltd.                   50,852
                                                  ------------
                                                       319,535
                                                  ------------
              CANADA -- 4.1%
       3,410  Aecon Group, Inc.                         34,810
       8,478  SNC-Lavalin Group, Inc.                  284,817
       6,151  Stantec, Inc.                            179,753
                                                  ------------
                                                       499,380
                                                  ------------
              CAYMAN ISLANDS -- 2.3%
     153,716  China State Construction
                International Holdings Ltd.            276,832
                                                  ------------
              CHINA -- 6.1%
     252,888  China Communications Construction
                Co., Ltd., Class H                     378,440
     329,663  China Railway Group Ltd., Class H        355,965
                                                  ------------
                                                       734,405
                                                  ------------
              FINLAND -- 0.3%
       5,949  YIT OYJ                                   42,513
                                                  ------------
              FRANCE -- 8.6%
       9,786  Bouygues S.A.                            365,865
       4,895  Eiffage S.A.                             272,314
       6,912  Vinci S.A.                               399,780
                                                  ------------
                                                     1,037,959
                                                  ------------
              IRELAND -- 1.8%
       9,079  Kingspan Group PLC                       219,136
                                                  ------------
              ITALY -- 0.8%
      20,875  Salini Impregilo S.p.A.                   95,417
                                                  ------------
              JAPAN -- 24.0%
      25,000  Chiyoda Corp.                            221,432
      11,000  COMSYS Holdings Corp.                    163,762
      17,000  JGC Corp.                                321,151
      64,000  Kajima Corp.                             300,690
       2,000  Kandenko Co., Ltd.                        12,485
      12,000  Kinden Corp.                             158,745
      44,000  Kumagai Gumi Co. Ltd.                    129,787
       6,600  KYOWA EXEO Corp.                          76,902
      10,000  Maeda Corp.                               69,290
       4,000  NIPPO Corp.                               68,571
      32,000  Nishimatsu Construction Co., Ltd.        120,015
      47,000  Obayashi Corp.                           342,942
       5,000  Okumura Corp.                             25,534
      25,900  Penta-Ocean Construction Co., Ltd.       107,083
      40,000  Shimizu Corp.                            336,969
      67,000  Taisei Corp.                             384,859
      12,000  Toda Corp.                                55,105
                                                  ------------
                                                     2,895,322
                                                  ------------


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) (CONTINUED)
              NETHERLANDS -- 6.6%
       6,969  Chicago Bridge & Iron Co. N.V. (b)  $    348,729
      29,509  Koninklijke BAM Groep N.V. (c)           124,717
       5,926  Royal Boskalis Westminster N.V.          290,030
       6,820  Royal Imtech N.V. (c)                     28,224
                                                  ------------
                                                       791,700
                                                  ------------
              PANAMA -- 1.5%
      34,335  McDermott International, Inc. (c)        183,349
                                                  ------------
              PHILIPPINES -- 0.7%
      13,300  Manila Electric Co.                       85,894
                                                  ------------
              SPAIN -- 8.1%
      11,254  ACS Actividades de Construccion y
                Servicios S.A.                         362,031
       9,184  Obrascon Huarte Lain S.A. (b)            156,295
      62,533  Sacyr S.A. (b) (c)                       236,752
       4,280  Tecnicas Reunidas S.A.                   219,969
                                                  ------------
                                                       975,047
                                                  ------------
              SWEDEN -- 5.5%
       7,569  NCC AB, Class B                          231,091
      13,417  Peab AB                                   99,132
      16,537  Skanska AB, Class B                      335,135
                                                  ------------
                                                       665,358
                                                  ------------
              UNITED KINGDOM -- 3.9%
      22,478  Amec Foster Wheeler PLC                  288,727
      46,443  Balfour Beatty PLC                       176,522
                                                  ------------
                                                       465,249
                                                  ------------
              UNITED STATES -- 20.1%
      10,148  AECOM (c)                                335,696
       4,029  Dycom Industries, Inc. (c)               237,107
       5,494  EMCOR Group, Inc.                        262,448
       7,266  Fluor Corp.                              385,171
       8,437  Jacobs Engineering Group, Inc. (c)       342,711
      14,270  KBR, Inc.                                277,980
       9,804  MasTec, Inc. (c)                         194,805
         381  Matrix Service Co. (c)                     6,965
      13,208  Quanta Services, Inc. (c)                380,654
                                                  ------------
                                                     2,423,537
                                                  ------------
              TOTAL COMMON STOCKS -- 97.0%          11,710,633
              (Cost $11,804,093)                  ------------


              RIGHTS -- 0.1%
              SPAIN -- 0.1%
      62,533  Sacyr S.A., expiring 7/31/15 (c)           7,111
              (Cost $6,757)                       ------------


                     See Notes to Portfolio of Investments

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (FLM)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
              MONEY MARKET FUNDS -- 2.2%
     270,821  Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.01% (d) (e)                     $    270,821
              (Cost $270,821)                     ------------

 PRINCIPAL
   VALUE
------------
              REPURCHASE AGREEMENTS -- 1.6%
$     50,459  JPMorgan Chase & Co., 0.07% (d),
                dated 06/30/15, due 07/01/15,
                with a maturity value of
                $50,459. Collateralized by
                U.S. Treasury Notes, interest
                rates of 1.000% to 1.500%, due
                02/28/19 to 08/31/19. The value
                of the collateral including
                accrued interest is $51,664. (e)        50,459
     144,640  RBC Capital Markets LLC, 0.06% (d),
                dated 06/30/15, due 07/01/15,
                with a maturity value of
                $144,640. Collateralized by U.S.
                Treasury Notes, interest rates
                of 0.875% to 1.500%, due
                11/15/17 to 11/30/19. The value
                of the collateral including
                accrued interest is $147,752. (e)      144,640
                                                  ------------
              TOTAL REPURCHASE AGREEMENTS
                -- 1.6%                                195,099
              (Cost $195,099)                     ------------

              TOTAL INVESTMENTS -- 100.9%           12,183,664
              (Cost $12,276,770) (f)
              NET OTHER ASSETS AND
                LIABILITIES -- (0.9)%                 (105,857)
                                                  ------------
              NET ASSETS -- 100.0%                $ 12,077,807
                                                  ============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $448,559 and the total value of the collateral held by the Fund is $465,920.

(c)   Non-income producing security.

(d)   Interest rate shown reflects yield as of June 30, 2015.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,144,906 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,238,012.


---------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                     LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------------
Common Stocks*               $ 11,710,633      $      --        $    --
Rights*                             7,111             --             --
Money Market Funds                270,821             --             --
Repurchase
  Agreements                           --        195,099             --
                             ------------------------------------------
Total Investments            $ 11,988,565      $ 195,099        $    --
                             ==========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.


                                        % OF TOTAL
SECTOR                            LONG-TERM INVESTMENTS
-------------------------------------------------------
Industrials                               93.3%
Energy                                     6.0
Utilities                                  0.7
                                         ------
TOTAL                                    100.0%
                                         ======


                                      % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION     INVESTMENTS
-------------------------------------------------------
United States Dollar                      28.1%
Japanese Yen                              23.8
Euro                                      23.1
Hong Kong Dollar                           8.3
Swedish Krona                              5.5
Canadian Dollar                            4.1
British Pound Sterling                     3.8
Australian Dollar                          2.6
Philippine Peso                            0.7
                                         ------
TOTAL                                    100.0%
                                         ======


                     See Notes to Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) -- 100.0%
              CAYMAN ISLANDS -- 4.1%
     330,750  Wasion Group Holdings Ltd.          $    510,320
                                                  ------------
              FRANCE -- 8.4%
       2,925  Alstom S.A. (b)                           82,991
         366  Saft Groupe S.A.                          14,281
      13,633  Schneider Electric SE                    941,261
                                                  ------------
                                                     1,038,533
                                                  ------------
              GERMANY -- 3.6%
       2,448  Siemens AG                               246,579
       8,766  SMA Solar Technology AG (b) (c)          195,945
                                                  ------------
                                                       442,524
                                                  ------------
              IRELAND -- 1.9%
       3,590  Eaton Corp. PLC                          242,289
                                                  ------------
              ITALY -- 4.0%
      22,815  Prysmian S.p.A.                          492,937
                                                  ------------
              JAPAN -- 6.2%
      35,000  NEC Corp.                                106,100
       4,000  NGK Insulators Ltd.                      103,117
      27,000  Osaki Electric Co., Ltd. (c)             148,474
      17,400  Panasonic Corp.                          239,066
      51,000  Toshiba Corp.                            175,438
                                                  ------------
                                                       772,195
                                                  ------------
              SPAIN -- 7.9%
      12,245  Red Electrica Corp. S.A.                 981,260
                                                  ------------
              SWITZERLAND -- 7.9%
      47,170  ABB Ltd.                                 987,848
                                                  ------------
              UNITED KINGDOM -- 2.3%
      13,424  Melrose Industries PLC                    52,203
      18,033  National Grid PLC                        231,547
                                                  ------------
                                                       283,750
                                                  ------------
              UNITED STATES -- 53.7%
      18,023  Advanced Energy Industries,
                Inc. (b)                               495,452
         348  AZZ, Inc.                                 18,026
       7,967  Badger Meter, Inc.                       505,825
         336  Digi International, Inc. (b)               3,209
      22,770  EnerNOC, Inc. (b)                        220,869
         600  EnerSys                                   42,174
      23,796  Enphase Energy, Inc. (b) (c)             181,088
      13,781  ESCO Technologies, Inc.                  515,547
      27,211  General Cable Corp.                      536,873
       9,425  General Electric Co.                     250,422
       2,467  Honeywell International, Inc.            251,560
         684  Hubbell, Inc., Class B                    74,063
      29,131  ITC Holdings Corp.                       937,436
      14,322  Itron, Inc. (b)                          493,250
       4,941  Johnson Controls, Inc.                   244,728
         861  MasTec, Inc. (b)                          17,108
      17,366  MYR Group, Inc. (b)                      537,651


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) (CONTINUED)
              UNITED STATES (CONTINUED)
      17,389  PowerSecure International, Inc. (b) $    256,662
      35,063  Quanta Services, Inc. (b)              1,010,516
         292  Valmont Industries, Inc. (c)              34,710
         525  WESCO International, Inc. (b)             36,036
                                                  ------------
                                                     6,663,205
                                                  ------------
              TOTAL COMMON STOCKS -- 100.0%         12,414,861
              (Cost $11,869,341)                  ------------


              MONEY MARKET FUNDS -- 1.7%
     214,597  Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.01% (d) (e)                          214,597
              (Cost $214,597)                     ------------

 PRINCIPAL
   VALUE
------------

              REPURCHASE AGREEMENTS -- 1.3%
$     39,983  JPMorgan Chase & Co., 0.07% (d),
                dated 06/30/15, due 07/01/15,
                with a maturity value of
                $39,983. Collateralized by U.S.
                Treasury Notes, interest rates
                of 1.000% to 1.500%, due
                02/28/19 to 08/31/19. The value
                of the collateral including
                accrued interest is $40,938. (e)        39,983
     114,611  RBC Capital Markets LLC, 0.06% (d),
                dated 06/30/15, due 07/01/15,
                with a maturity value of
                $114,612. Collateralized by U.S.
                Treasury Notes, interest rates
                of 0.875% to 1.500%, due
                11/15/17 to 11/30/19. The value
                of the collateral including
                accrued interest is $117,078. (e)      114,611
                                                  ------------
              TOTAL REPURCHASE AGREEMENTS
                -- 1.3%                                154,594
              (Cost $154,594)                     ------------

              TOTAL INVESTMENTS -- 103.0%           12,784,052
              (Cost $12,238,532) (f)
              NET OTHER ASSETS AND
                LIABILITIES -- (3.0)%                 (374,659)
                                                  ------------
              NET ASSETS -- 100.0%                $ 12,409,393
                                                  ============


                     See Notes to Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

JUNE 30, 2015 (UNAUDITED)


(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $349,611 and the total value of the collateral held by the Fund is $369,191.

(d)   Interest rate shown reflects yield as of June 30, 2015.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,429,231 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $883,711.


------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                     LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------------
Common Stocks*               $ 12,414,861     $      --         $    --
Money Market Funds                214,597            --              --
Repurchase
  Agreements                           --       154,594              --
                             ------------------------------------------
Total Investments            $ 12,629,458     $ 154,594         $    --
                             ==========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.


                                        % OF TOTAL
SECTOR                            LONG-TERM INVESTMENTS
-------------------------------------------------------

Industrials                               57.2%
Information Technology                    21.6
Utilities                                 17.3
Consumer Discretionary                     3.9
                                         ------
TOTAL                                    100.0%
                                         ======


                                       % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION     INVESTMENTS
-------------------------------------------------------

United States Dollar                      56.9%
Euro                                      23.1
Swiss Franc                                7.7
Japanese Yen                               6.1
Hong Kong Dollar                           4.0
British Pound Sterling                     2.2
                                         ------
TOTAL                                    100.0%
                                         ======


                     See Notes to Portfolio of Investments

FIRST TRUST ISE GLOBAL COPPER INDEX FUND (CU)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) -- 100.0%
              AUSTRALIA -- 8.3%
     282,056  OZ Minerals Ltd.                    $    866,131
     241,385  Sandfire Resources NL                  1,070,885
                                                  ------------
                                                     1,937,016
                                                  ------------
              CANADA -- 30.9%
     771,957  Capstone Mining Corp. (b)                754,033
     754,005  Copper Mountain Mining Corp. (b)         700,277
      81,878  First Quantum Minerals Ltd.            1,070,511
     124,276  HudBay Minerals, Inc.                  1,034,804
     132,667  Imperial Metals Corp. (b)              1,104,673
     263,259  Katanga Mining Ltd. (b)                   42,155
     263,428  Lundin Mining Corp. (b)                1,081,974
     618,076  Taseko Mines Ltd. (b)                    341,611
     277,750  Turquoise Hill Resources Ltd. (b)      1,056,295
                                                  ------------
                                                     7,186,333
                                                  ------------
              CHINA -- 7.0%
     969,142  Jiangxi Copper Co., Ltd., Class H      1,617,831
                                                  ------------
              PERU -- 1.0%
      10,239  Sociedad Minera Cerro Verde
                S.A.A. (b)                             242,664
                                                  ------------
              POLAND -- 4.6%
      37,944  KGHM Polska Miedz S.A.                 1,075,248
                                                  ------------
              RUSSIA -- 5.8%
      79,831  MMC Norilsk Nickel PJSC, ADR           1,346,749
                                                  ------------
              TURKEY -- 3.8%
     630,919  Park Elektrik Uretim Madencilik
                Sanayi ve Ticaret A.S. (b)             880,429
                                                  ------------
              UNITED KINGDOM -- 23.7%
     160,155  Antofagasta PLC                        1,735,071
     369,720  KAZ Minerals PLC (b)                   1,181,589
      41,444  Rio Tinto PLC, ADR                     1,707,907
     107,783  Vedanta Resources PLC                    880,636
                                                  ------------
                                                     5,505,203
                                                  ------------
              UNITED STATES -- 14.9%
      92,136  Freeport-McMoRan, Inc.                 1,715,572
      59,434  Southern Copper Corp.                  1,747,954
                                                  ------------
                                                     3,463,526
                                                  ------------

              TOTAL INVESTMENTS -- 100.0%           23,254,999
              (Cost $31,789,498) (c)
              NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                      4,763
                                                  ------------
              NET ASSETS -- 100.0%                $ 23,259,762
                                                  ============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $0 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,534,499.

ADR   - American Depositary Receipt


-------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                     LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------------
Common Stocks*              $ 23,254,999        $    --         $    --
                            ===========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.


                                        % OF TOTAL
SECTOR                            LONG-TERM INVESTMENTS
-------------------------------------------------------
Materials                                100.0%
                                         ------
TOTAL                                    100.0%
                                         ======


                     See Notes to Portfolio of Investments

FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND (PLTM)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

              COMMON STOCKS (a) -- 98.4%
              BERMUDA -- 4.2%
   3,356,549  Aquarius Platinum Ltd. (b)          $    361,265
                                                  ------------
              CANADA -- 10.7%
     309,726  Eastern Platinum Ltd. (b)                401,726
     938,113  Platinum Group Metals Ltd. (b)           368,035
     139,009  PolyMet Mining Corp. (b)                 154,300
                                                  ------------
                                                       924,061
                                                  ------------
              CHINA -- 4.7%
   2,042,451  Xinjiang Xinxin Mining Industry
                Co., Ltd., Class H (b)                 405,774
                                                  ------------
              GUERNSEY -- 0.9%
      14,405  Zimplats Holdings Ltd. (b)                77,799
                                                  ------------
              HONG KONG -- 4.5%
   1,094,234  MMG Ltd. (b)                             386,787
                                                  ------------
              JAPAN -- 4.8%
      19,700  Furuya Metal Co., Ltd.                   414,652
                                                  ------------
              RUSSIA -- 9.8%
      50,309  MMC Norilsk Nickel PJSC, ADR             848,713
                                                  ------------
              SOUTH AFRICA -- 32.6%
      56,285  African Rainbow Minerals Ltd.            382,743
      17,769  Anglo American Platinum Ltd. (b)         400,511
     182,785  Impala Platinum Holdings Ltd. (b)        815,817
     124,013  Northam Platinum Ltd. (b)                410,387
     106,960  Royal Bafokeng Platinum Ltd. (b)         408,727
   7,012,886  Wesizwe Platinum Ltd. (b)                403,503
                                                  ------------
                                                     2,821,688
                                                  ------------
              UNITED KINGDOM -- 17.2%
      18,429  Johnson Matthey PLC                      879,695
     348,045  Lonmin PLC (b)                           611,939
                                                  ------------
                                                     1,491,634
                                                  ------------
              UNITED STATES -- 9.0%
      67,028  Stillwater Mining Co. (b)                776,854
                                                  ------------

              TOTAL INVESTMENTS -- 98.4%             8,509,227
              (Cost $11,851,910) (c)
              NET OTHER ASSETS AND
                LIABILITIES -- 1.6%                    134,879
                                                  ------------
              NET ASSETS -- 100.0%                $  8,644,106
                                                  ============


(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $542,706 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,885,389.

ADR   - American Depositary Receipt


---------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                     LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------------
Common Stocks*               $ 8,509,227        $    --         $    --
                             ==========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2015, the Fund transferred a common stock valued at $65,966 from Level 2 to Level 1 of the fair value hierarchy as a result of the common stock now being priced on the primary exchange.


                                        % OF TOTAL
SECTOR                            LONG-TERM INVESTMENTS
-------------------------------------------------------
Materials                                 95.1%
Information Technology                     4.9
                                         ------
TOTAL                                    100.0%
                                         ======


                     See Notes to Portfolio of Investments

FIRST TRUST BICK INDEX FUND (BICK)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) -- 99.4%
              BRAZIL -- 24.8%
      20,082  Ambev S.A., ADR                     $    122,500
      13,403  Banco Bradesco S.A., ADR                 122,771
      16,577  Banco do Brasil S.A.                     128,762
      11,286  BB Seguridade Participacoes S.A.         124,291
      31,744  BM&FBOVESPA S.A.                         119,764
       5,499  BRF S.A.                                 116,167
      24,220  CCR S.A.                                 116,617
       4,588  Cia Brasileira de Distribuicao
                (Preference Shares)                    108,329
       9,007  Cielo S.A.                               127,322
      27,770  Companhia Energetica de Minas
                Gerais, ADR                            105,804
       3,891  Embraer S.A., ADR                        117,858
       8,955  Fibria Celulose S.A.                     122,699
      43,208  Gerdau S.A., ADR                         104,131
      11,291  Itau Unibanco Holding S.A., ADR          123,636
      43,573  Itausa-Investimentos Itau S.A.
                (Preference Shares)                    125,011
      23,458  JBS S.A.                                 123,511
      19,735  Klabin S.A.                              120,729
      29,839  Kroton Educacional S.A.                  114,016
       3,391  Lojas Renner S.A.                        123,900
      13,152  Petroleo Brasileiro S.A., ADR (b)        119,026
      23,124  Suzano Papel e Celulose S.A.
                (Preference Shares), Class A           123,240
       8,866  Telefonica Brasil S.A., ADR              123,503
       7,737  Tim Participacoes S.A., ADR              126,577
       5,461  Ultrapar Participacoes S.A.              115,382
      17,575  Vale S.A., ADR                           103,517
                                                  ------------
                                                     2,979,063
                                                  ------------
              CAYMAN ISLANDS -- 4.7%
       1,382  Alibaba Group Holding Ltd., ADR (b)      113,697
         577  Baidu, Inc., ADR (b)                     114,869
       3,154  JD.com, Inc., ADR (b)                    107,552
       5,864  Tencent Holdings Ltd.                    117,030
       4,721  Vipshop Holdings Ltd., ADR (b)           105,042
                                                  ------------
                                                       558,190
                                                  ------------
              CHINA -- 18.1%
     221,013  Agricultural Bank of China Ltd.,
                Class H (b)                            118,895
     174,188  Bank of China Ltd., Class H              113,256
     197,000  CGN Power Co., Ltd., Class H (c)         103,182
     140,023  China CITIC Bank Corp., Ltd.,
                Class H (b)                            111,635
      71,364  China Communications Construction
                Co., Ltd., Class H                     106,794
     119,758  China Construction Bank Corp.,
                Class H                                109,383
      25,890  China Life Insurance Co., Ltd.,
                Class H                                112,724
      37,198  China Merchants Bank Co., Ltd.,
                Class H                                108,453


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) (CONTINUED)
              CHINA (CONTINUED)
      22,051  China Pacific Insurance (Group)
                Co., Ltd., Class H                $    105,824
     143,632  China Petroleum & Chemical Corp.,
                Class H                                123,962
      95,000  China Railway Group Ltd., Class H        102,579
      48,532  China Shenhua Energy Co., Ltd.,
                Class H                                110,693
      30,091  CITIC Securities Co., Ltd.,
                Class H                                108,500
      71,000  CRRC Corp. Ltd., Class H (b)             108,998
      18,605  Great Wall Motor Co., Ltd.,
                Class H (d)                             91,206
      38,800  Haitong Securities Co., Ltd.,
                Class H                                102,612
     138,748  Industrial and Commercial Bank of
                China Ltd., Class H                    110,260
     104,317  PetroChina Co., Ltd., Class H            116,408
       8,095  Ping An Insurance (Group) Co. of
                China Ltd., Class H                    109,339
     122,000  Shanghai Electric Group Co. Ltd.,
                Class H                                 99,627
                                                  ------------
                                                     2,174,330
                                                  ------------
              HONG KONG -- 0.9%
      79,233  CNOOC Ltd.                               112,437
                                                  ------------
              INDIA -- 21.1%
       4,329  Axis Bank Ltd., GDR (b)                  188,961
       3,588  Dr. Reddy's Laboratories Ltd., ADR       198,488
       3,301  HDFC Bank Ltd., ADR                      199,810
      19,083  ICICI Bank Ltd., ADR                     198,845
      12,057  Infosys Ltd., ADR                        191,103
       7,179  Larsen & Toubro Ltd., GDR                199,935
       9,947  Mahindra & Mahindra Ltd., GDR            201,924
       6,764  Reliance Industries Ltd., GDR (e)        210,699
       4,693  State Bank of India, GDR                 194,056
       5,447  Tata Motors Ltd., ADR                    187,758
      40,479  Tata Steel Ltd., GDR                     197,740
      16,039  Vedanta Ltd., ADR                        173,221
      15,998  Wipro Ltd., ADR                          191,496
                                                  ------------
                                                     2,534,036
                                                  ------------
              JERSEY -- 1.6%
       7,111  WNS (Holdings) Ltd., ADR (b)             190,219
                                                  ------------
              MAURITIUS -- 1.6%
       9,827  MakeMyTrip Ltd. (b)                      193,395
                                                  ------------
              SOUTH KOREA -- 25.2%
         349  Amorepacific Corp.                       130,783
       1,795  Celltrion, Inc. (b)                      125,519
         733  Cheil Industries, Inc. (b)               116,641
       9,263  Daewoo Securities Co. Ltd.               126,640
       1,204  Daum Kakao Corp.                         136,218
         283  Hanmi Pharm Co. Ltd. (b)                 118,482
       1,140  Hyundai Heavy Industries Co.,
                Ltd. (b)                               113,443
         626  Hyundai Mobis Co., Ltd.                  118,976


                     See Notes to Portfolio of Investments

FIRST TRUST BICK INDEX FUND (BICK)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) (CONTINUED)
              SOUTH KOREA (CONTINUED)
         981  Hyundai Motor Co.                   $    119,607
       3,416  KB Financial Group, Inc.                 113,004
       2,909  Kia Motors Corp.                         118,139
         509  LG Chem Ltd.                             127,085
       4,987  LG Display Co., Ltd.                     115,571
         185  LG Household & Health Care Ltd.          128,370
         490  Lotte Chemical Corp.                     126,953
         222  NAVER Corp.                              126,181
         593  POSCO                                    119,084
       1,950  Samsung C&T Corp.                        115,729
         104  Samsung Electronics Co., Ltd.            118,223
       1,252  Samsung Life Insurance Co., Ltd.         120,660
         495  Samsung SDS Co., Ltd.                    115,158
       3,207  Shinhan Financial Group Co., Ltd.        119,459
         501  SK C&C Co., Ltd.                         124,189
       2,866  SK Hynix, Inc.                           108,684
       1,089  SK Innovation Co., Ltd. (b)              119,107
                                                  ------------
                                                     3,021,905
                                                  ------------
              UNITED KINGDOM -- 1.4%
      20,205  Vedanta Resources PLC                    165,084
                                                  ------------

              TOTAL INVESTMENTS -- 99.4%            11,928,659
              (Cost $11,892,776) (f)
              NET OTHER ASSETS AND
                LIABILITIES -- 0.6%                     70,186
                                                  ------------
              NET ASSETS -- 100.0%                $ 11,998,845
                                                  ============


(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the Hong Kong Stock Exchange and trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2015, securities noted as such are valued at $91,206 or 0.76% of net assets.

(e) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the London International Exchange and trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,274,944 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,239,061.

ADR   - American Depositary Receipt

GDR   - Global Depositary Receipt


---------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        TOTAL
                       VALUE AT
INVESTMENTS           6/30/2015        LEVEL 1        LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------
Common Stocks:
China                $  2,174,330    $  2,083,124     $ 91,206         $    --
Other Country
  Categories*           9,754,329       9,754,329           --              --
                     -----------------------------------------------------------
Total Investments    $ 11,928,659    $ 11,837,453     $ 91,206         $    --
                     ===========================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2015, the Fund transferred common stocks valued at $91,206 from Level 1 to Level 2 of the fair value hierarchy. The security that transferred from Level 1 to Level 2 was the result of the security being halted on the primary exchange.


                     See Notes to Portfolio of Investments

FIRST TRUST BICK INDEX FUND (BICK)

JUNE 30, 2015 (UNAUDITED)

                                        % OF TOTAL
SECTOR                            LONG-TERM INVESTMENTS
-------------------------------------------------------
Financials                                27.0%
Information Technology                    15.8
Materials                                 12.5
Consumer Discretionary                    12.4
Industrials                               10.0
Energy                                     8.6
Consumer Staples                           6.1
Health Care                                3.7
Telecommunication Services                 2.1
Utilities                                  1.8
                                         ------
TOTAL                                    100.0%
                                         ======


                     See Notes to Portfolio of Investments

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND (FONE)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) -- 99.9%
              BERMUDA -- 1.6%
      14,322  Marvell Technology Group Ltd.       $    188,836
                                                  ------------
              CANADA -- 5.6%
      38,165  BlackBerry Ltd. (b) (c)                  312,190
      29,220  Celestica, Inc. (c)                      340,121
                                                  ------------
                                                       652,311
                                                  ------------
              CAYMAN ISLANDS -- 3.3%
     624,853  FIH Mobile Ltd.                          378,061
                                                  ------------
              CHINA -- 2.7%
      28,446  BYD Co., Ltd., Class H                   170,825
      57,573  ZTE Corp., Class H                       146,466
                                                  ------------
                                                       317,291
                                                  ------------
              FINLAND -- 3.0%
      51,305  Nokia OYJ, ADR                           351,439
                                                  ------------
              FRANCE -- 3.0%
      50,725  Alcatel-Lucent, ADR (c)                  183,624
       5,279  Orange S.A.                               81,276
       3,269  Vivendi                                   82,456
                                                  ------------
                                                       347,356
                                                  ------------
              GERMANY -- 0.7%
       4,846  Deutsche Telekom AG                       83,470
                                                  ------------
              GUERNSEY -- 1.7%
       3,653  Amdocs Ltd.                              199,417
                                                  ------------
              HONG KONG -- 0.7%
       6,426  China Mobile Ltd.                         82,278
                                                  ------------
              ITALY -- 0.7%
      67,930  Telecom Italia S.p.A. (c)                 86,183
                                                  ------------
              JAPAN -- 9.9%
       3,634  KDDI Corp.                                87,714
       6,900  Kyocera Corp.                            358,743
       4,600  NTT DOCOMO, Inc.                          88,102
       1,400  SoftBank Group Corp.                      82,466
      12,000  Sony Corp. (c)                           339,404
      57,000  Toshiba Corp.                            196,078
                                                  ------------
                                                     1,152,507
                                                  ------------
              NETHERLANDS -- 3.4%
       2,295  Gemalto N.V.                             204,380
      23,509  STMicroelectronics N.V.                  192,767
                                                  ------------
                                                       397,147
                                                  ------------
              RUSSIA -- 0.7%
       7,946  Mobile TeleSystems PJSC, ADR              77,712
                                                  ------------
              SINGAPORE -- 4.6%
       1,353  Avago Technologies Ltd.                  179,854
      30,783  Flextronics International Ltd. (c)       348,156
                                                  ------------
                                                       528,010
                                                  ------------

SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) (CONTINUED)
              SOUTH KOREA -- 6.5%
       6,354  KT Corp., ADR                       $     80,505
       7,496  LG Electronics, Inc.                     317,192
         317  Samsung Electronics Co., Ltd.            360,353
                                                  ------------
                                                       758,050
                                                  ------------
              SPAIN -- 0.7%
       5,886  Telefonica S.A.                           83,666
                                                  ------------
              SWEDEN -- 1.6%
      17,888  Telefonaktiebolaget LM Ericsson,
                Class B                                185,357
                                                  ------------
              TAIWAN -- 8.3%
     111,453  HTC Corp. (c)                            260,079
     521,801  Inventec Corp.                           361,064
     455,540  Wistron Corp.                            345,481
                                                  ------------
                                                       966,624
                                                  ------------
              UNITED KINGDOM -- 0.7%
      21,330  Vodafone Group PLC                        77,033
                                                  ------------
              UNITED STATES -- 40.5%
       4,864  Agilent Technologies, Inc.               187,653
       4,102  Altera Corp.                             210,023
       2,948  Analog Devices, Inc.                     189,217
       2,871  Apple, Inc.                              360,095
       2,406  AT&T, Inc.                                85,461
      16,094  Benchmark Electronics, Inc. (c)          350,527
       3,524  Broadcom Corp., Class A                  181,451
       9,755  CEVA, Inc. (c)                           189,540
       8,307  Ciena Corp. (c)                          196,710
       2,457  Crown Castle International Corp.         197,297
         377  Google, Inc., Class C (d)                196,232
       5,713  Maxim Integrated Products, Inc.          197,527
       7,174  Micron Technology, Inc. (c)              135,158
       3,396  Motorola Solutions, Inc.                 194,727
       7,432  OmniVision Technologies, Inc. (c)        194,681
       2,875  QUALCOMM, Inc.                           180,061
      17,268  Sanmina Corp. (c)                        348,123
       1,792  SBA Communications Corp.,
                Class A (c)                            206,026
       1,832  Skyworks Solutions, Inc.                 190,711
      17,874  Sprint Corp. (c)                          81,506
       2,011  Synaptics, Inc. (c)                      174,424
       3,583  Texas Instruments, Inc.                  184,560
       1,681  Verizon Communications, Inc.              78,352


                     See Notes to Portfolio of Investments

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND (FONE)

JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) (CONTINUED)
              UNITED STATES (CONTINUED)
       4,225  Xilinx, Inc.                        $    186,576
                                                  ------------
                                                     4,696,638
                                                  ------------
              TOTAL COMMON STOCKS -- 99.9%          11,609,386
              (Cost $9,664,741)                   ------------


              MONEY MARKET FUNDS -- 1.1%
     125,000  Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.01% (e) (f)                          125,000
              (Cost $125,000)                     ------------

 PRINCIPAL
   VALUE
------------

              REPURCHASE AGREEMENTS -- 0.8%
$     23,290  JPMorgan Chase & Co., 0.07% (e),
                dated 06/30/15, due 07/01/15,
                with a maturity value of
                $23,290. Collateralized by U.S.
                Treasury Notes, interest rates
                of 1.000% to 1.500%, due
                02/28/19 to 08/31/19. The value
                of the collateral including
                accrued interest is $23,846. (f)        23,290
      66,760  RBC Capital Markets LLC, 0.06% (e),
                dated 06/30/15, due 07/01/15,
                with a maturity value of $66,760.
                Collateralized by U.S. Treasury
                Notes, interest rates of 0.875%
                to 1.500%, due 11/15/17 to
                11/30/19. The value of the
                collateral including accrued
                interest is $68,196. (f)                66,760
                                                  ------------
              TOTAL REPURCHASE AGREEMENTS
                -- 0.8%                                 90,050
              (Cost $90,050)                      ------------

              TOTAL INVESTMENTS -- 101.8%           11,824,436
              (Cost $9,879,791) (g)
              NET OTHER ASSETS AND
                LIABILITIES -- (1.8)%                 (211,393)
                                                  ------------
              NET ASSETS -- 100.0%                $ 11,613,043
                                                  ============


(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $206,954 and the total value of the collateral held by the Fund is $215,050.

(c)   Non-income producing security.

(d) Non-income producing security which makes payment- in-kind ("PIK") distributions. For the nine months ended June 30, 2015, the Fund received 1 PIK share of Google, Inc., Class C.

(e)   Interest rate shown reflects yield as of June 30, 2015.

(f)   This security serves as collateral for securities on loan.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,555,201 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $610,556.

ADR   - American Depositary Receipt



---------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                     LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------------
Common Stocks*               $ 11,609,386      $     --         $    --
Money Market Funds                125,000            --              --
Repurchase
  Agreements                           --        90,050              --
                             ------------------------------------------
Total Investments            $ 11,734,386      $ 90,050         $    --
                             ==========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.


                                      % OF TOTAL
SECTOR                           LONG-TERM INVESTMENTS
------------------------------------------------------
Information Technology                    75.4%
Telecommunication Services                11.8
Consumer Discretionary                     7.8
Financials                                 1.7
Industrials                                1.7
Health Care                                1.6
                                         ------
TOTAL                                    100.0%
                                         ======


                     See Notes to Portfolio of Investments

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) -- 99.6%
              BERMUDA -- 1.2%
     259,185  Brilliance China Automotive
                Holdings Ltd.                     $    404,582
                                                  ------------
              CAYMAN ISLANDS -- 0.9%
     445,231  Geely Automobile Holdings Ltd.           237,792
       2,514  Kolao Holdings                            50,372
                                                  ------------
                                                       288,164
                                                  ------------
              CHINA -- 4.4%
      90,824  AviChina Industry & Technology
                Co., Ltd., Class H                      88,814
      64,425  BYD Co., Ltd., Class H (b)               386,888
      79,506  Chongqing Changan Automobile Co.,
                Ltd., Class B                          203,392
      90,102  Dongfeng Motor Group Co., Ltd.,
                Class H                                120,887
      97,920  Great Wall Motor Co., Ltd.,
                Class H (c)                            480,028
     207,879  Guangzhou Automobile Group Co.,
                Ltd., Class H                          192,552
                                                  ------------
                                                     1,472,561
                                                  ------------
              FRANCE -- 6.4%
      36,142  Peugeot S.A. (d)                         743,204
      13,379  Renault S.A.                           1,393,416
                                                  ------------
                                                     2,136,620
                                                  ------------
              GERMANY -- 19.8%
      12,560  Bayerische Motoren Werke AG            1,374,770
      29,661  Daimler AG                             2,699,641
      14,359  Porsche Automobil Holding SE
                (Preference Shares)                  1,209,737
       5,723  Volkswagen AG (Preference Shares)      1,327,102
                                                  ------------
                                                     6,611,250
                                                  ------------
              ITALY -- 0.2%
      15,581  Piaggio & C. S.p.A.                       52,285
                                                  ------------
              JAPAN -- 35.3%
      19,588  Daihatsu Motor Co., Ltd.                 278,971
      36,665  Fuji Heavy Industries Ltd.             1,350,540
      80,735  Honda Motor Co., Ltd.                  2,613,324
      50,059  Mazda Motor Corp.                        980,851
      58,100  Mitsubishi Motors Corp.                  494,670
     132,276  Nissan Motor Co., Ltd.                 1,378,044
       7,188  Nissan Shatai Co., Ltd.                   98,436
      39,459  Suzuki Motor Corp.                     1,333,194
      39,976  Toyota Motor Corp.                     2,679,439
      26,212  Yamaha Motor Co., Ltd.                   573,351
                                                  ------------
                                                    11,780,820
                                                  ------------
              MALAYSIA -- 0.5%
      62,395  UMW Holdings Bhd                         167,688
                                                  ------------


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) (CONTINUED)
              SOUTH KOREA -- 6.6%
       9,726  Hyundai Motor Co.                   $  1,185,832
      24,327  Kia Motors Corp.                         987,954
       3,989  Ssangyong Motor Co. (d)                   31,112
                                                  ------------
                                                     2,204,898
                                                  ------------
              TAIWAN -- 0.6%
      64,892  China Motor Corp.                         50,581
      64,143  Sanyang Motor Co., Ltd. (d)               51,556
      81,122  Yulon Motor Co., Ltd.                     94,125
                                                  ------------
                                                       196,262
                                                  ------------
              UNITED STATES -- 23.7%
     182,811  Ford Motor Co.                         2,743,993
      77,099  General Motors Co.                     2,569,710
      19,517  Harley-Davidson, Inc.                  1,099,783
       5,529  Tesla Motors, Inc. (b) (d)             1,483,209
                                                  ------------
                                                     7,896,695
                                                  ------------
              TOTAL COMMON STOCKS -- 99.6%          33,211,825
              (Cost $33,073,058)                  ------------


              MONEY MARKET FUNDS -- 2.5%
     818,756  Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.01% (e) (f)                          818,756
              (Cost $818,756)                     ------------

 PRINCIPAL
   VALUE
------------

              REPURCHASE AGREEMENTS -- 1.8%
$    152,548  JPMorgan Chase & Co., 0.07% (e),
                dated 06/30/15, due 07/01/15,
                with a maturity value of
                $152,549. Collateralized by U.S.
                Treasury Notes, interest rates
                of 1.000% to 1.500%, due
                02/28/19 to 08/31/19. The value
                of the collateral including
                accrued interest is $156,192. (f)      152,548


                     See Notes to Portfolio of Investments

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

JUNE 30, 2015 (UNAUDITED)

 PRINCIPAL
   VALUE      DESCRIPTION                                VALUE
--------------------------------------------------------------
              REPURCHASE AGREEMENTS (CONTINUED)
$    437,280  RBC Capital Markets LLC, 0.06% (e),
                dated 06/30/15, due 07/01/15,
                with a maturity value of
                $437,280. Collateralized by U.S.
                Treasury Notes, interest rates
                of 0.875% to 1.500%, due
                11/15/17 to 11/30/19. The value
                of the collateral including
                accrued interest is $446,689. (f)      437,280
                                                  ------------
              TOTAL REPURCHASE AGREEMENTS
                -- 1.8%                                589,828
              (Cost $589,828)                     ------------

              TOTAL INVESTMENTS -- 103.9%           34,620,409
              (Cost $34,481,642) (g)
              NET OTHER ASSETS AND
                LIABILITIES -- (3.9)%               (1,292,953)
                                                  ------------
              NET ASSETS -- 100.0%                $ 33,327,456
                                                  ============


(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $1,110,060 and the total value of the collateral held by the Fund is $1,408,584.

(c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2015, securities noted as such are valued at $480,028 or 1.44% of net assets.

(d)   Non-income producing security.

(e)   Interest rate shown reflects yield as of June 30, 2015.

(f)   This security serves as collateral for securities on loan.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,493,712 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,354,945.


---------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        TOTAL
                       VALUE AT
INVESTMENTS           6/30/2015        LEVEL 1        LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------
Common Stocks:
China               $  1,472,561    $    992,533   $   480,028        $    --
Other Country
  Categories*         31,739,264      31,739,264            --             --
                    ------------------------------------------------------------
Total Common Stocks   33,211,825      32,731,797       480,028             --
Money Market Funds       818,756         818,756            --             --
Repurchase
  Agreements             589,828              --       589,828             --
                    ------------------------------------------------------------
Total Investments   $ 34,620,409    $ 33,550,553   $ 1,069,856        $    --
                    ============================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2015, the Fund transferred common stocks valued at $480,028 from Level 1 to Level 2 of the fair value hierarchy. The security that transferred from Level 1 to Level 2 was the result of the security being halted on the primary exchange.


                     See Notes to Portfolio of Investments

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

JUNE 30, 2015 (UNAUDITED)

                                        % OF TOTAL
SECTOR                            LONG-TERM INVESTMENTS
-------------------------------------------------------
Consumer Discretionary                    99.7%
Industrials                                0.3
                                         ------
TOTAL                                    100.0%
                                         ======


                                      % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION     INVESTMENTS
-------------------------------------------------------
Japanese Yen                              34.0%
United States Dollar                      26.9
Euro                                      25.4
South Korean Won                           6.5
Hong Kong Dollar                           6.1
New Taiwan Dollar                          0.6
Malaysian Ringgit                          0.5
                                         ------
TOTAL                                    100.0%
                                         ======


                     See Notes to Portfolio of Investments

FIRST TRUST ISE CLOUD COMPUTING INDEX FUND (SKYY)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) -- 100.0%
              BELGIUM -- 0.9%
     139,425  EVS Broadcast Equipment S.A.        $  4,041,394
                                                  ------------
              CANADA -- 3.4%
     396,804  Open Text Corp.                       16,082,466
                                                  ------------
              GERMANY -- 3.5%
     230,260  SAP SE, ADR                           16,171,160
                                                  ------------
              INDIA -- 0.9%
     364,150  Wipro Ltd., ADR                        4,358,876
                                                  ------------
              ISRAEL -- 0.9%
      50,854  Check Point Software Technologies
                Ltd. (b)                             4,045,436
                                                  ------------
              UNITED STATES -- 90.4%
     167,595  Activision Blizzard, Inc.              4,057,475
      53,306  Adobe Systems, Inc. (b)                4,318,319
     230,605  Akamai Technologies, Inc. (b)         16,100,841
      39,393  Amazon.com, Inc. (b)                  17,100,107
      94,382  Apple, Inc.                           11,837,862
   2,433,270  Brightcove, Inc. (b)                  16,692,232
     141,239  CA, Inc.                               4,136,890
     593,398  Cisco Systems, Inc.                   16,294,709
     625,622  EMC Corp.                             16,510,165
      64,958  Equinix, Inc.                         16,499,332
     135,279  F5 Networks, Inc. (b)                 16,280,828
     207,721  Facebook, Inc., Class A (b)           17,815,192
      30,935  Google, Inc., Class A (b)             16,706,137
     370,331  Hewlett-Packard Co.                   11,113,633
     349,475  Informatica Corp. (b)                 16,939,053
      71,874  International Business Machines
                Corp.                               11,691,025
      40,648  Intuit, Inc.                           4,096,099
      63,271  j2 Global, Inc.                        4,298,632
     618,313  Juniper Networks, Inc.                16,057,589
     261,092  Microsoft Corp.                       11,527,212
     505,842  NetApp, Inc.                          15,964,373
      25,624  Netflix, Inc. (b)                     16,833,431
     112,439  NetScout Systems, Inc. (b)             4,123,138
     181,128  NetSuite, Inc. (b)                    16,618,494
     381,949  Oracle Corp.                          15,392,545
     333,616  Polycom, Inc. (b)                      3,816,567
     438,179  Rackspace Hosting, Inc. (b)           16,295,877
     216,594  Red Hat, Inc. (b)                     16,445,982
     235,971  salesforce.com, Inc. (b)              16,430,661
     439,088  Teradata Corp. (b)                    16,246,256
     190,481  VMware, Inc., Class A (b)             16,331,841


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) (CONTINUED)
              UNITED STATES (CONTINUED)
   5,570,909  Zynga, Inc., Class A (b)            $ 15,932,800
                                                  ------------
                                                   420,505,297
                                                  ------------

              TOTAL INVESTMENTS -- 100.0%          465,204,629
              (Cost $433,940,149) (c)
              NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                     97,899
                                                  ------------
              NET ASSETS -- 100.0%                $465,302,528
                                                  ============



(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $50,724,782 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $19,460,302.

ADR   - American Depositary Receipt



---------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                     LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------------
Common Stocks*              $ 465,204,629       $    --         $    --
                            ===========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.


                     See Notes to Portfolio of Investments

FIRST TRUST ISE CLOUD COMPUTING INDEX FUND (SKYY)

JUNE 30, 2015 (UNAUDITED)

                                        % OF TOTAL
SECTOR                            LONG-TERM INVESTMENTS
--------------------------------------------------------
Information Technology                    89.2%
Consumer Discretionary                     7.3
Financials                                 3.5
                                         ------
TOTAL                                    100.0%
                                         ======


                     See Notes to Portfolio of Investments

FIRST TRUST INTERNATIONAL IPO ETF (FPXI)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) -- 99.5%
              AUSTRALIA -- 2.2%
       5,239  Healthscope Ltd.                    $     10,995
      16,102  South32 Ltd. (b)                          22,238
                                                  ------------
                                                        33,233
                                                  ------------
              BELGIUM -- 1.1%
         605  bpost S.A.                                16,619
                                                  ------------
              BERMUDA -- 0.9%
         526  Markit Ltd. (b)                           13,450
                                                  ------------
              BRAZIL -- 2.6%
       3,498  BB Seguridade Participacoes S.A.          38,523
                                                  ------------
              CANADA -- 0.8%
         551  Hudson's Bay Co.                          12,242
                                                  ------------
              CAYMAN ISLANDS -- 18.0%
       1,453  Alibaba Group Holding Ltd., ADR (b)      119,539
       7,000  CAR, Inc. (b)                             14,900
       2,417  JD.com, Inc., ADR (b)                     82,420
       1,181  Vipshop Holdings Ltd., ADR (b)            26,277
      40,000  WH Group Ltd. (b)                         27,246
                                                  ------------
                                                       270,382
                                                  ------------
              CHINA -- 15.9%
      79,002  CGN Power Co., Ltd., Class H              41,379
      19,300  China Vanke Co., Ltd., Class H            47,506
      19,250  CITIC Securities Co., Ltd.,
                Class H                                 69,410
       5,500  New China Life Insurance Co.,
                Ltd., Class H                           32,851
      74,000  People's Insurance Co., Group of
                China Ltd., Class H                     47,351
                                                  ------------
                                                       238,497
                                                  ------------
              DENMARK -- 3.3%
         562  ISS A/S                                   18,543
         286  Pandora A/S                               30,729
                                                  ------------
                                                        49,272
                                                  ------------
              FRANCE -- 3.0%
         852  Numericable-SFR SAS (b)                   45,161
                                                  ------------
              GERMANY -- 10.8%
       1,293  Deutsche Annington Immobilien SE          36,470
         815  Evonik Industries AG                      31,097
         336  Hella KGaA Hueck & Co. (b)                16,197
         765  Talanx AG                                 23,488
       5,203  Telefonica Deutschland Holding AG         29,989
         746  Zalando SE (b)                            24,913
                                                  ------------
                                                       162,154
                                                  ------------
              HONG KONG -- 2.2%
      10,250  Swire Properties Ltd.                     32,727
                                                  ------------
              IRELAND -- 0.9%
         953  King Digital Entertainment PLC            13,580
                                                  ------------


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
              COMMON STOCKS (a) (CONTINUED)
              ITALY -- 2.9%
       1,834  FinecoBank Banca Fineco S.p.A.      $     13,587
         756  Moncler S.p.A.                            14,008
         511  Salvatore Ferragamo S.p.A.                15,347
                                                  ------------
                                                        42,942
                                                  ------------
              JAPAN -- 10.9%
         900  Japan Airlines Co., Ltd.                  31,401
       1,300  Nexon Co., Ltd.                           17,888
       1,000  Otsuka Holdings Co., Ltd.                 31,895
       1,000  Recruit Holdings Co., Ltd.                30,518
       1,000  Seibu Holdings, Inc.                      23,173
         700  Suntory Beverage & Food Ltd.              27,883
                                                  ------------
                                                       162,758
                                                  ------------
              LUXEMBOURG -- 4.0%
         434  Altice S.A. (b)                           59,779
                                                  ------------
              MALAYSIA -- 1.9%
      19,140  IHH Healthcare Bhd                        28,713
                                                  ------------
              MEXICO -- 1.2%
       3,490  Infraestructura Energetica Nova
                S.A.B de C.V.                           17,231
                                                  ------------
              MULTI-NATIONAL -- 3.0%
      26,750  HK Electric Investments & HK
                Electric Investments Ltd.               18,290
      23,000  HKT Trust & HKT Ltd.                      27,060
                                                  ------------
                                                        45,350
                                                  ------------
              NETHERLANDS -- 5.3%
         770  GrandVision N.V. (b)                      19,023
         587  Mobileye N.V. (b)                         31,211
       1,053  NN Group N.V.                             29,601
                                                  ------------
                                                        79,835
                                                  ------------
              SPAIN -- 3.9%
         282  Aena SA (b)                               29,471
      22,894  Bankia S.A. (b)                           29,045
                                                  ------------
                                                        58,516
                                                  ------------
              UNITED KINGDOM -- 4.7%
       3,028  Auto Trader Group PLC (b)                 14,506
       4,158  Direct Line Insurance Group PLC           21,939
       2,040  Just Eat PLC (b)                          13,039
       3,066  Merlin Entertainments PLC                 20,575
                                                  ------------
                                                        70,059
                                                  ------------

              TOTAL INVESTMENTS -- 99.5%             1,491,023
              (Cost $1,438,080) (c)
              NET OTHER ASSETS AND
                LIABILITIES -- 0.5%                      7,331
                                                  ------------
              NET ASSETS -- 100.0%                $  1,498,354
                                                  ============


                     See Notes to Portfolio of Investments

FIRST TRUST INTERNATIONAL IPO ETF (FPXI)

JUNE 30, 2015 (UNAUDITED)


(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $132,260 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $79,317.

ADR   - American Depositary Receipt


---------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                     LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------------
Common Stocks*               $ 1,491,023        $    --         $    --
                             ==========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.


                                        % OF TOTAL
SECTOR                            LONG-TERM INVESTMENTS
-------------------------------------------------------
Financials                                28.3%
Consumer Discretionary                    25.5
Information Technology                    14.1
Industrials                               11.0
Utilities                                  5.2
Health Care                                4.8
Telecommunication Services                 3.8
Consumer Staples                           3.7
Materials                                  3.6
                                         ------
TOTAL                                    100.0%
                                         ======


                                      % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION     INVESTMENTS
-------------------------------------------------------
Euro                                      29.1%
Hong Kong Dollar                          24.1
United States Dollar                      19.2
Japanese Yen                              10.9
British Pound Sterling                     4.7
Danish Krone                               3.3
Brazilian Real                             2.6
Australian Dollar                          2.2
Malaysian Ringgit                          1.9
Mexican Peso                               1.2
Canadian Dollar                            0.8
                                         ------
TOTAL                                    100.0%
                                         ======


                     See Notes to Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND II

NOTES TO PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

1. ORGANIZATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of thirteen funds (each a "Fund" and collectively, the "Funds") as follows, including the exchange on which they are listed and traded:

      First Trust STOXX(R) European Select Dividend Index Fund - (NYSE Arca,
        Inc. ("NYSE Arca") ticker "FDD")
      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund -
        (NYSE Arca ticker "FFR")
      First Trust Dow Jones Global Select Dividend Index Fund - (NYSE Arca
        ticker "FGD")
      First Trust ISE Global Wind Energy Index Fund - (NYSE Arca ticker "FAN") First Trust ISE Global Engineering and Construction Index Fund - (NYSE
        Arca ticker "FLM")
      First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund -
        (The NASDAQ(R) Stock Market LLC ("NASDAQ") ticker "GRID")
      First Trust ISE Global Copper Index Fund - (NASDAQ ticker "CU")
      First Trust ISE Global Platinum Index Fund - (NASDAQ ticker "PLTM")
      First Trust BICK Index Fund - (NASDAQ ticker "BICK")
      First Trust NASDAQ CEA Smartphone Index Fund - (NASDAQ ticker "FONE") First Trust NASDAQ Global Auto Index Fund - (NASDAQ ticker "CARZ")
      First Trust ISE Cloud Computing Index Fund - (NASDAQ ticker "SKYY")
      First Trust International IPO ETF - (NASDAQ ticker "FPXI")

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Funds' NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more

FIRST TRUST EXCHANGE-TRADED FUND II

JUNE 30, 2015 (UNAUDITED)


      than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are fair valued at cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is

FIRST TRUST EXCHANGE-TRADED FUND II

JUNE 30, 2015 (UNAUDITED)


converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of June 30, 2015, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in

FIRST TRUST EXCHANGE-TRADED FUND II

JUNE 30, 2015 (UNAUDITED)


the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2015, only FLM, GRID, FONE and CARZ have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund's interest in the collateral is not enforceable.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the period ended June 30, 2015, were received as collateral for lending securities.

                              3. SUBSEQUENT EVENTS

On July 7, 2015, First Trust NASDAQ CEA Cybersecurity ETF, an additional series of the Trust, began trading under the ticker symbol "CIBR" on NASDAQ.

First Trust ISE Global Copper Index Fund (the "Copper Fund") and First Trust ISE Global Platinum Index Fund (the "Platinum Fund"), each an exchange-traded index

FIRST TRUST EXCHANGE-TRADED FUND II

JUNE 30, 2015 (UNAUDITED)


fund and a series of First Trust Exchange-Traded Fund II (the "Trust"), announced on June 18, 2015 that the Board of Trustees of the Trust has approved changes to each Fund's investment objective. Subject to shareholder approval, the Copper Fund's new investment objective will be to seek investment results that correspond generally to the price and yield (before such Fund's fees and expenses) of an equity index called the Indxx Global Natural Resources Income Index (the "Natural Resources Index"). Also subject to shareholder approval, the Platinum Fund's new investment objective will be to seek investment results that correspond generally to the price and yield (before such Fund's fees and expenses) of an equity index called the Indxx Global Agriculture Index (the "Agriculture Index" and, together with the Natural Resources Index, the "New Indices"). The New Indices are developed, maintained and sponsored by Indxx, LLC.

FIRST TRUST EXCHANGE-TRADED FUND II
ADDITIONAL INFORMATION
JUNE 30, 2015 (UNAUDITED)


                             ADDITIONAL INFORMATION

The STOXX(R) Europe Select Dividend 30 Index and the trademark used in the index name are the intellectual property of STOXX Limited, Zurich, Switzerland. The index is used under license from STOXX. The Fund is in no way sponsored, endorsed, sold or promoted by STOXX and/or its licensors and neither STOXX nor its licensors shall have any liability with respect thereto.

The FTSE EPRA/NAREIT Developed Index is calculated by FTSE International Limited ("FTSE"). FTSE does not sponsor, endorse or promote the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. All copyright in the index values and constituent list vests in FTSE and/or its licensors. First Trust Advisors L.P. ("First Trust") and First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund have obtained full license from FTSE to use such copyright in the creation of the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. "FTSE(R)," "FT-SE(R)" and "Footsie(R)" are trademarks jointly owned by the London Stock Exchange PLC and the Financial Times Limited and are used by FTSE under license. "NAREIT(R)" is the trademark of the National Association of Real Estate Investment Trusts and "EPRA(R)" is the trademark of the European Public Real Estate Association and each is used by FTSE under license.

Dow Jones and Dow Jones Global Select Dividend Index(SM) are trademarks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust and the Fund. The Fund, based on the Dow Jones Global Select Dividend Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of trading or investing in such product.

International Securities Exchange, LLC(R), ISE(R), the ISE Global Wind Energy(TM) Index, the ISE Global Engineering and Construction(TM) Index, the ISE Global Copper(TM) Index, the ISE Global Platinum(TM) Index, the ISE BICK(TM) Index and the ISE Cloud Computing(TM) Index are trademarks of the International Securities Exchange, LLC(R) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC(R) and the International Securities Exchange, LLC(R) makes no representation regarding the advisability of trading in such products.

NASDAQ(R), NASDAQ OMX(R), and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ OMX Group, Inc. ("NASDAQ OMX") and Clean Edge, Inc. ("Clean Edge") respectively. NASDAQ OMX and Clean Edge are, collectively with their affiliates, the "Corporations." The Marks are licensed for use by First Trust. First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

NASDAQ(R), OMX(R), NASDAQ OMX(R) and NASDAQ OMX CEA Smartphone Index(SM) are trademarks of The NASDAQ OMX Group, Inc. (collectively, with its affiliates is referred to as the "Smartphone Corporations") and are licensed for use by First Trust. First Trust NASDAQ CEA Smartphone Index Fund has not been passed on by the Smartphone Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Smartphone Corporations. THE SMARTPHONE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

NASDAQ(R), OMX(R), NASDAQ OMX(R) and NASDAQ OMX Global Auto Index(SM) are trademarks of The NASDAQ OMX Group, Inc. (collectively, with their affiliates, are referred to as the "Auto Corporations") and are licensed for use by First Trust. First Trust NASDAQ Global Auto Index Fund has not been passed on by the Auto Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Auto Corporations. THE AUTO CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

FIRST TRUST EXCHANGE-TRADED FUND II
ADDITIONAL INFORMATION (CONTINUED)
JUNE 30, 2015 (UNAUDITED)


IPOX(R) is a registered international trademark of IPOX(R) Schuster LLC and IPOX(R) Schuster, IPOX(R)-100 and IPOX(R)-30 (collectively, "IPOX") are trademarks and service marks of IPOX(R) Schuster LLC (www.ipoxschuster.com) and have been licensed for certain purposes from IPOX(R) Schuster LLC to the First Trust International IPO ETF. First Trust International IPO ETF has not been passed on by IPOX as to its legality or suitability. First Trust International IPO ETF is not issued, endorsed, sold, or promoted by IPOX. IPOX MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO FIRST TRUST INTERNATIONAL IPO ETF.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust Exchange-Traded Fund II

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 14, 2015
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 14, 2015
     ------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: August 14, 2015
     ------------------

* Print the name and title of each signing officer under his or her signature.